STATEMENTS OF OPERATIONS (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Revenue:
Oil and gas sales		$ 734,128
Management fees		160,000
Total revenues		894,128
Operating expenses:
Lease operating expenses		315,397
Production taxes		34,110
Depreciation, depletion and amortization	449	64,589
General and administrative expenses	1,011,016	2,101,497
Total operating expenses	1,011,465	2,515,593
Loss from operations	(1,011,465)	(1,621,465)
Other income (expense):
Other income		22,000
Interest income	2,437	4,096
Interest expense		(75,444)
Total other income	2,437	(49,348)
Loss from continuing operations before income taxes	(1,009,028)	(1,670,813)
Income taxes
Net loss from continuing operations	(1,009,028)	(1,670,813)
Discontinued operations
Income from operations of discontinued property	27,741
Gain on disposal of property		143,608
Income from discontinued operations	27,741	143,608
Net loss	$ (981,287)	$ (1,527,205)
Net loss from continuing operations	$ (0.11)	$ (0.15)
Net income from discontinued operations
Basic and diluted	$ 0.00	$ 0.01
Net loss per common share
Basic and diluted	$ (0.11)	$ (0.13)
Weighted average number of common shares
Basic and diluted	9,222,607	11,376,235